Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2022
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities

16. Financial assets and financial liabilities

16.1 Financial assets

	December 31, 2021	June 30, 2022
	RMB’000	RMB’000
		(Unaudited)
Financial assets at FVTPL
Non-current
Equity investment at FVTPL	1,000	1,000
Total non-current financial assets at FVTPL	1,000	1,000
Total financial assets at FVTPL	1,000	1,000
Financial assets at amortised cost
Current
Trade receivables (Note 14)	111,104	144,179
Financial assets included in prepayments, other receivables and other assets	4,733	11,892
Net investments in subleases	355	—
Amounts due from related parties	306	2,319
Amounts due from shareholders	100	100
Cash and cash equivalents	59,045	18,830
Total current financial assets at amortised cost	175,643	177,320
Non-current
Financial assets included in prepayments, other receivables and other assets	3,010	568
Total non-current financial assets at amortised cost	3,010	568
Total financial assets at amortised cost	178,653	177,888
Total financial assets	179,653	178,888

16.2 Financial liabilities

Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Current
Trade payables	30,514	51,607
Financial liabilities included in other payables and accruals	20,381	22,525
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	41,493	63,556
Lease liabilities	2,486	3,718
	95,199	141,731
Non-current
Interest-bearing loans and borrowings	6,046	1,734
Lease liabilities	793	6,129
	6,839	7,863
Total	102,038	149,594

16.3 Fair values and fair value hierarchy

The Group assessed that the fair values of cash and cash equivalents, trade receivables, the current portion of financial assets included in prepayments, other receivables and other assets, amounts due from related parties and shareholders, trade payables, amounts due to a related party and a shareholder and the financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.

The non-current portion of financial assets included in prepayments, other receivables and other assets, net investments in subleases, and financial liabilities such as interest-bearing loans and borrowings are measured at amortised cost. In the opinion of the directors, the fair values of these financial assets and financial liabilities approximate to their carrying amounts.

The Group invests in an unlisted investment measured at fair value through profit or loss. The Group has estimated the fair value of the unlisted investment by recent transaction approach.

Quantitative disclosures of the Group’s unaudited financial instruments in the fair value measurement hierarchy as at December 31, 2021 and June 30, 2022

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	—	1,000	—	1,000

During the six months ended June 30,2021 and 2022, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for financial assets and financial liabilities.

The following methods and assumptions were used to estimate the fair values:

The fair values of the Group’s interest-bearing loans and borrowings are determined by using the discounted cash flow method using the discount rate currently available for instruments with similar terms, credit risk and remaining maturities as at the end of the reporting period. The changes in fair value as a result of the Group’s own non-performance risk as at December 31, 2021 and June 30, 2022 were assessed to be insignificant. The fair values of the Group’s interest-bearing loans and borrowings are approximate to the fair values based on the discounted cash flows.

16.4 Financial instruments risk management objectives and policies

The Group’s principal financial liabilities comprise interest-bearing loans and borrowings, amounts due to a related party and a shareholder, trade payables and other payables and accruals. The main purpose of these financial liabilities is to raise finance for the Group’s operations. The Group’s principal financial assets include trade receivables, other receivables and cash and cash equivalents that derive directly from its operations.

The Group is exposed to foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks, which are summarised below.

Foreign currency risk

The Group has transactional currency exposures. Such exposures mainly arise from cash and cash equivalents, a loan receivable from a Hong Kong entity and trade payables to foreign suppliers in currencies other than the Group’s functional currency.

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollar (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s profit/(loss) before tax. The impact on the Group’s profit/(loss) before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

	Change in	Effect on
	exchange	loss
For the six months ended June 30,2022	rate	before tax
		RMB’000
		(Unaudited)
US$	+5%	(284)
	-5%	284
HK$	+5%	(6)
	-5%	6

	Change in	Effect on
	exchange	loss
For the six months ended June 30,2021	rate	before tax
		RMB’000
US$	+5%	6,060
	-5%	(6,060)
HK$	+5%	(18)
	-5%	18

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2021 and June 30, 2022. The amounts presented are gross carrying amounts for financial assets.

As at June 30, 2022

	12-month
	Expected
	Credit
	losses	Lifetime Expected Credit losses
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Trade receivables	—	—	—	151,601	151,601
Financial assets included in prepayments, other receivables and other assets—Normal*	12,460	—	—	—	12,460
Amounts due from related parties—Normal*	2,319	—	—	—	2,319
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents—not yet past due	18,830	—	—	—	18,830
	33,709	—	—	151,601	185,310

As at December 31, 2021

	12-month
	Expected
	Credit
	losses	Lifetime Expected Credit losses
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	116,776	116,776
Financial assets included in prepayments, other receivables and other assets —Normal*	7,743	—	—	—	7,743
Net investments in subleases—Normal*	355	—	—	—	355
Amounts due from related parties—Normal*	306	—	2,000	—	2,306
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents—not yet past due	59,045	—	—	—	59,045
	67,549	—	2,000	116,776	186,325

*	The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management.

The Group has significant credit risk concentration from its largest customers’ trade receivables. The Group’s largest customer’s trade receivables represents 17% and 25% of the Group’s gross trade receivables as at December 31, 2021 and June 30, 2022, respectively. The Group’s five largest customers’ trade receivables represent 47% and 70% of the Group’s gross trade receivables as at December 31, 2021 and June 30, 2022, respectively.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, trade receivables are written off if past due for more than one year and are subject to enforcement activity.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Days past due
		1 - 90	91 - 180
	Current	days	Days	>181 days	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
June 30, 2022
Expected credit loss rate	3.12%	3.49%	3.37%	8.27%	4.90%
Gross carrying amount (RMB’000)	54,721	26,926	20,595	49,359	151,601
Expected credit loss (RMB’000)	1,707	939	694	4,082	7,422

		Days past due
		1 - 90	91 - 180
	Current	days	Days	>181 days	Total
December 31, 2021
Expected credit loss rate	2.80%	3.30%	7.66%	16.47%	4.86%
Gross carrying amount (RMB’000)	65,102	22,232	19,686	9,756	116,776
Expected credit loss (RMB’000)	1,824	733	1,508	1,607	5,672

Liquidity risk

The Group monitors its risk of a shortage of funds using a liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, other borrowings and lease liabilities.

The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

		Less than
	On demand	1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at June 30, 2022
Interest-bearing loans and borrowings(Unaudited)	25,000	40,655	1,759	67,414
Lease liabilities(Unaudited)	—	3,749	6,710	10,459
Trade payables(Unaudited)	—	51,607	—	51,607
Due to a shareholder(Unaudited)	325	—	—	325
Other payables and accruals(Unaudited)	—	22,525	—	22,525
As at December 31, 2021
Interest-bearing loans and borrowings	10,000	34,804	6,205	51,009
Lease liabilities	—	2,571	811	3,382
Trade payables	—	30,514	—	30,514
Due to a shareholder	325	—	—	325
Other payables and accruals	—	20,381	—	20,381

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

In order to avoid excessive concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of a diversified portfolio.

The Group assessed the concentration of risk with respect to refinancing its debts and concluded it to be low.

16.5 Changes in liabilities arising from financing activities

	Interest-
	bearing		Due	Due to
	loans and	Lease	to a	a related
	borrowings	liabilities	shareholder	party
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2020 and January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Lease termination	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—
As at December 31, 2021 and January 1, 2022	47,539	3,279	325	—
Changes from financing activities (Unaudited)	17,751	(1,124)	—	—
Changes from operating activities (Unaudited)	—	(787)	—	—
Lease termination (Unaudited)	—	(970)	—	—
Additions (Unaudited)	—	9,413	—	—
Accretion of interest (Unaudited)	—	36	—	—
As at June 30, 2022 (Unaudited)	65,290	9,847	325	—